MOST MORTGAGE DEPOSITOR, LLC ABS-15G

 Exhibit 99.7

Data Comparison
Run Date - x/xx/xxxx
Intent Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type